Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2023
Intangible Assets and Goodwill [Abstract]
Intangible assets and goodwill
8	Intangible assets and goodwill

	Note	December 31, 2022	December 31, 2023
		RMB	RMB

Intangible assets	(a)	3,487,733	3,014,944

(a)	Intangible assets

	December 31, 2022			December 31, 2023
	Gross carrying value	Accumulated amortisation	Net carrying value	Gross carrying value	Accumulated amortisation	Net carrying value
	RMB	RMB	RMB	RMB	RMB	RMB
Amortized intangible assets:
Software	10,793,974	(10,276,241)	517,733	10,383,659	(10,338,715)	44,944
Cooperation agreement	5,030,000	(5,030,000)	-	5,030,000	(5,030,000)	-
Total amortized intangible assets	15,823,974	(15,306,241)	517,733	15,413,659	(15,368,715)	44,944
Unamortized intangible assets:
Trademarks	2,970,000			2,970,000

As of December 31, 2022 and 2023, accumulated amortization was RMB15,306,241 and RMB15,368,715 respectively. Below table provides the current year and estimated future amortization expense for amortized intangible assets. The Group based its projections of amortization expense shown below on existing asset balances as of December 31, 2023. Future amortization expense may vary from these projections.

Software
RMB

Year ended December 31, 2023(actual)	518,903
Estimate for year ended December 31,
2024	23,581
2025	14,242
2026	7,121
2027	-
2028	-